Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives by Intangible Assets

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
Software	3~5 years

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and August 2, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of August 2, 2024	$2,484,000	$-	$1,962,779	$4,446,779
As of December 31, 2024	$2,587,500	$-	$2,195,415	$4,782,915

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Warrants
Fair value as of August 2, 2024	$4,446,779
Change in fair value	336,136
Fair value as of December 31, 2024	$4,782,915

Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants

The significant unobservable inputs used in the measurement of fair value of Warrants as of December 31, 2024 are as follows:

As of December 31, 2024
Expected term (in years)	4.58
Volatility	30.23%
Risk-free interest rate	4.45%
Dividend yield	-

Schedule of Revenues	Revenues are presented net of value added taxes (“VAT”).
	For the six months ended December 31,
	2024	2023
AI services	$16,406,402	$14,506,363
Total revenues	$16,406,402	$14,506,363